Leases (Tables)	12 Months Ended
Dec. 31, 2021
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Summary of Development In Lease Liabilities
Development in lease liabilities are specified below:

	Beginning of period	Cash payments		Non-cash items			End of period
		Payment of principal portion of liabilities	Payment of interest	Additions	Accretion of interest	Foreign exchange adjustment

	(EUR’000)
Lease liabilities
December 31, 2021	91,975	(6,429)	(1,326)	10,812	3,396	6,533	104,961

December 31, 2020	36,619	(4,781)	(1,209)	64,582	1,617	(4,853)	91,975

Summary of Expenses, Relating To Lease Activities In The Consolidated Statements
The following expenses relating to lease activities are recognized in the consolidated statements of profit or loss:

	2021	2020	2019

	(EUR’000)
Lease expense
Depreciation	10,963	6,857	5,237
Expenses relating to short term leases and leases of low value assets	186	470	202
Lease interest	3,396	1,617	1,014

Total lease expenses	14,545	8,944	6,453